LOAN RECEIVABLE	9 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	LOAN RECEIVABLE

During the period, the Company provided two loans to a third party (the “Borrower”) in the aggregate amount of $300,000 under normal commercial terms, while the Company and Borrower explore a possible strategic relationship or other commercial transaction (a “Possible Transaction”). The loans both carry an interest rate of 6% and are secured by all assets of the third party subject to a $200,000 subordination to a third party financial services company. Of the $300,000, $150,000 is repayable upon the earliest of May 5, 2016, the consummation of certain possible transactions and any consolidation, merger, combination, reorganization or other similar transaction entered into by the Borrower, and interest is payable semi-yearly. The remaining $150,000, along with accrued interest, is repayable upon the earliest of the nine month anniversary of the termination date of any letter of intent with respect to a Possible Transaction and the consummation of certain Possible Transactions or any other similar transaction similar to a Possible Transaction without the participation of the Company. As at September 30, 2015, accrued interest amounted to $3,760, which is included in the loan balance.